Expenses for shipping activities - General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Wages and salaries	$ (16,182)	$ (7,929)
Social security costs	(1,793)	(1,863)
Provision for employee benefits	139	(319)
Equity-settled share-based payments	0	(37)
Other employee benefits	(1,617)	(1,836)
Employee benefits	(19,453)	(11,984)
Administrative expenses	(17,017)	(17,083)
Tonnage Tax	360	(2,086)
Claims	17	0
Provisions	(283)	3
Total general and administrative expenses	$ (36,376)	$ (31,150)	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.